Segment Information (Table)	12 Months Ended
Dec. 31, 2019
Segment Reporting [Abstract]
Schedule of Total Assets by Geographic Area	The Company’s total assets by geographic location are as follows
	December 31,
	2019	2018
Assets
Mainland China	$384,297	$272,852
Hong Kong	68,002	96,928
Total Assets	$452,299	$369,780

Schedule of Revenues by Product

The Company’s revenues by product are as follows:

	For the year ended December 31,
	2019	2018	2017
Sales
Inactivated hepatitis vaccines	$57,953	$63,426	$37,851
Influenza vaccines	19,145	2,028	13,544
Enterovirus 71 vaccines	149,223	162,537	121,284
H5N1 vaccines	—	—	—
Mumps vaccines	19,732	1,659	1,667
Total Sales	$246,053	$229,650	$174,346

Schedule of Revenues are Attributed to Geographic Locations

The Company’s revenues are attributed to geographic locations as follows:

	For the year ended December 31,
	2019	2018	2017
Sales
Mainland China	$227,113	$215,121	$172,897
Foreign countries	18,940	14,529	1,449
Total Sales	$246,053	$229,650	$174,346